Related Party Transactions	12 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions
November 2012, the Company had entered a reciprocal services agreement (the “Services Agreement”) with Harbinger Capital Partners LLC and certain of its affiliated funds (“HCP”), which was at that time the beneficial owner of more than 10% of the outstanding shares of common stock of HRG, with respect to the provision of services that may include providing office space and operational support and each party making available their respective employees to provide services as reasonably requested by the other party, subject to any limitations contained in applicable employment agreements and the terms of the Services Agreement. The Services Agreement was terminated effective as of March 1, 2015. The Company recognized $3.3 of expenses under this Service Agreement with respect to Fiscal 2015 and no other payments since that date.
On November 25, 2014, the Company and Mr. Falcone, who was at that time through HCP the beneficial owner of more than 10% of the outstanding shares of common stock of HRG, entered into a Separation and General Release Agreement (the “Separation Agreement”) pursuant to which, in connection with his resignation from HRG, Mr. Falcone was paid $20.5 as a one-time payment, $16.5, which constituted the unpaid portion of Mr. Falcone’s Fiscal 2014 annual bonus (in cash, rather than a combination of cash and equity) and $3.3 which constituted a pro-rata bonus for Fiscal 2015 (in cash, rather than a combination of cash and equity) for service through December 1, 2014 based on anticipated results. Mr. Falcone’s warrant was amended to provide for their continued vesting, in accordance with their prior vesting schedule, as if Mr. Falcone remained employed with the Company through each applicable vesting date. In exchange, Mr. Falcone executed a general release of claims in favor of the Company and agreed to various restrictive covenants, including covenants relating to non-competition, non-solicitation, non-disparagement, confidentiality, and further cooperation.
During Fiscal 2015, Jefferies LLC (“Jefferies”), a wholly owned subsidiary of Leucadia National Corporation (“Leucadia”), which through subsidiaries beneficially owns more than 10% of the Company’s outstanding shares of Common Stock, acted as an initial purchaser for the Company’s issuance of senior notes. In HRG’s offering of 7.875% Notes and 7.75% Notes, Jefferies received $0.7 and $0.3, respectively, in discounts and commissions as a participating initial purchaser.
In May 2015, Spectrum Brands made an offering of $1,000.0 of its 5.75% Notes, whereby Jefferies received aggregate discounts and commissions paid by Spectrum Brands of approximately $2.6 as a participating initial purchaser. Jefferies also received aggregate discounts and commissions of approximately $1.5 as a participating underwriter in Spectrum Brands’ $575.0 offering of common stock in May 2015. In addition, Jefferies was one of the financing institutions that committed to provide “back stop” bridge facilities in an aggregate amount of $1,500.0 in connection with the financing of the AAG acquisition and received aggregate fees paid by Spectrum Brands of approximately $2.1. In Fiscal 2016, Jefferies acted as one of the initial purchasers of Spectrum Brands’ offering of €425.0 of its 4.00% Notes due 2026, for which Jefferies received $0.3 in discounts, commissions and reimbursements of expenses.
On September 25, 2015, CorAmerica assigned its interests under certain purchase agreements regarding outlet center developments to entities and accounts related to Fortress Investment Group LLC (“Fortress”), which, through affiliates, had acquired interests greater than 10% ownership in the Company as of September 30, 2016. The aggregate consideration for such assignment included a $0.4 fee.
On October 7, 2015, FGL entered into an Engagement Letter with Jefferies pursuant to which Jefferies agreed (on a non-exclusive basis) to provide financial advisory services to FGL in connection with a transaction involving a merger or other similar transaction with respect to at least a majority of the capital stock of FGL. HRG was also a party to the Engagement Letter. Under the Engagement Letter, Jefferies is entitled to receive a fee which represents a percentage of the value of the transaction, plus reimbursement for all reasonable out-of-pocket expenses incurred by Jefferies in connection with their engagement. FGL has also agreed to indemnify Jefferies for certain liabilities in connection with their engagement. HRG is required to reimburse FGL for compensation paid by FGL to Jefferies under certain circumstances. Specifically, if compensation to Jefferies becomes payable in respect of a transaction that involves a disposition of shares of FGL held by HRG (and not other stockholders of FGL), HRG will reimburse FGL for the full amount of such compensation. If compensation to Jefferies becomes payable in respect of a transaction that involves a disposition of shares of FGL held by HRG and a disposition of not more than 50% of the shares of FGL held by stockholders of FGL other than HRG, HRG will reimburse FGL for its pro rata portion of such compensation (based on its relative number of shares compared to those held by stockholders of FGL other than HRG). On May 8, 2017, the parties executed an amendment to extend the term of the Engagement Letter.
On October 9, 2015, HGI Funding entered into a Stock Purchase Agreement, by and among HGI Funding, HC2 Holdings, Inc. (“HC2”) and the purchasers party thereto, whereby HGI Funding sold its remaining equity interest in HC2 for an aggregate purchase price of $35.1. Jefferies agreed to purchase 1.2 million shares in the transaction at a purchase price of $7.50. In addition, Mr. Falcone purchased through an HCP fund 540 thousand shares in the transaction at a purchase price of $7.50 per share.
On October 23, 2015, Front Street Cayman sold bonds issued by Phoenix Life Insurance Company and received approximately $14.0 in aggregate proceeds from the sale. Jefferies acted as the principal in the transaction.
FGL has invested in CLO securities issued by Fortress Credit Opportunities III CLO LP (“FCO III”) and also invested in securities issued by Fortress Credit BSL Limited (“Fortress BSL”). The parent of both FCO III and Fortress BSL is Fortress, which had acquired interests greater than 10% ownership in HRG as of September 30, 2016. Such CLOs had an aggregate total carrying value of $176.3 and $227.5 as of September 30, 2017 and 2016, respectively. The Company’s net investment income from such securities was $11.6, $11.0 and $9.5 for the Fiscal 2017, 2016 and 2015, respectively, and was included in “Income (loss) from discontinued operations, net of tax” in the accompanying Consolidated Statements of Operations.
On October 16, 2017, the Company entered into an engagement letter with Jefferies pursuant to which Jefferies agreed to act as co-advisor to the Company (with the other co-advisors acting as lead financial advisor to the Company) with respect to the Company’s review of strategic alternatives. Under this engagement letter, Jefferies is entitled to receive up to a $3.0 transaction fee, which may be increased by another $1.0 at the sole discretion of the Company, and reimbursement for all reasonable out of pocket expenses incurred by Jefferies in connection therewith. In addition, the Company has agreed to indemnify Jefferies for certain liabilities in connection with such engagement.